Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
6. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	June 30, 2022	December 31, 2021

Accrued bonus	$1,801	$2,516
Accrued royalties	106	106
Accrued wages and benefits	669	421
Accrued clinical study expenses	418	363
Accrued consulting service expenses	1,489	766
Other accrued expenses	561	1,305

Total	$5,044	$5,477

5.	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2021	2020
Accrued bonus	$2,516	$1,715
Accrued royalties	106	101
Accrued wages and benefits	421	287
Accrued clinical study expenses	363	9
Accrued consulting service expenses	766	100
Other accrued expenses	1,305	233

Total	$5,477	$2,445